THE ALGER ETF TRUST

ALGER 35 ETF

ALGER MID CAP 40 ETF

ALGER WEATHERBIE ENDURING

GROWTH ETF

QUARTERLY REPORT

MARCH 31, 2023

Alger is a signatory to the PRI and carbon neutral.

THE ALGER ETF TRUST | ALGER 35 ETF

Schedule of Investments March 31, 2023 (Unaudited)

COMMON STOCKS—99.6%	SHARES	VALUE
ADVERTISING—2.0%
The Trade Desk, Inc., Cl. A*	3,193	$194,486
AEROSPACE & DEFENSE—4.8%
HEICO Corp.	2,731	467,110
APPLICATION SOFTWARE—3.5%
HubSpot, Inc.*	458	196,367
Paycom Software, Inc.*	483	146,837
		343,204
AUTOMOBILE MANUFACTURERS—4.2%
Rivian Automotive, Inc., Cl. A*	19,919	308,346
Tesla, Inc.*	479	99,373
		407,719
BIOTECHNOLOGY—3.4%
Natera, Inc.*	6,061	336,507
BROADLINE RETAIL—14.3%
Amazon.com, Inc.*	4,665	481,848
JD.com, Inc.#	7,060	309,863
MercadoLibre, Inc.*	453	597,081
		1,388,792
CASINOS & GAMING—2.0%
MGM Resorts International	4,472	198,646
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—1.5%
Wabtec Corp.	1,412	142,697
CONSTRUCTION MATERIALS—2.6%
Martin Marietta Materials, Inc.	702	249,252
ELECTRONIC EQUIPMENT & INSTRUMENTS—3.1%
908 Devices, Inc.*	34,738	298,747
FOOTWEAR—3.8%
On Holding AG, Cl. A*	11,916	369,753
HEALTHCARE EQUIPMENT—1.9%
TransMedics Group, Inc.*	2,448	185,387
HOTELS RESORTS & CRUISE LINES—9.0%
Booking Holdings, Inc.*	111	294,418
Hilton Worldwide Holdings, Inc.	1,733	244,128
Trip.com Group Ltd.#,*	8,844	333,153
		871,699
INTERACTIVE MEDIA & SERVICES—3.0%
Alphabet, Inc., Cl. A*	2,864	297,083
MOVIES & ENTERTAINMENT—9.1%
Live Nation Entertainment, Inc.*	3,457	241,990
Netflix, Inc.*	1,362	470,544
Spotify Technology SA*	1,282	171,301
		883,835
OIL & GAS EQUIPMENT & SERVICES—3.0%
Schlumberger Ltd.	5,873	288,364

THE ALGER ETF TRUST | ALGER 35 ETF

Schedule of Investments March 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—99.6% (CONT.)	SHARES	VALUE
PHARMACEUTICALS—1.5%
Catalent, Inc.*	2,182	$143,379
REAL ESTATE SERVICES—2.0%
FirstService Corp.	1,398	197,104
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.5%
ASML Holding NV#	363	247,098
SEMICONDUCTORS—8.8%
Advanced Micro Devices, Inc.*	3,000	294,030
Analog Devices, Inc.	989	195,051
Marvell Technology, Inc.	3,913	169,433
NVIDIA Corp.	699	194,161
		852,675
SYSTEMS SOFTWARE—7.6%
Crowdstrike Holdings, Inc., Cl. A*	2,524	346,444
Microsoft Corp.	1,355	390,647
		737,091
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.0%
Apple, Inc.	3,528	581,767
TOTAL COMMON STOCKS
(Cost $8,984,360)		9,682,395
Total Investments
(Cost $8,984,360)	99.6%	$9,682,395
Unaffiliated Securities (Cost $8,984,360)		9,682,395
Other Assets in Excess of Liabilities	0.4%	36,665
NET ASSETS	100.0%	$9,719,060

*	Non-income producing security.

#	American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF

Schedule of Investments March 31, 2023 (Unaudited)

COMMON STOCKS—90.9%	SHARES	VALUE
AEROSPACE & DEFENSE—9.5%
Axon Enterprise, Inc.*	4,611	$1,036,783
HEICO Corp., Cl. A	12,923	1,756,236
		2,793,019
APPAREL ACCESSORIES & LUXURY GOODS—1.1%
Lululemon Athletica, Inc.*	898	327,043
APPLICATION SOFTWARE—16.8%
ACI Worldwide, Inc.*	34,598	933,454
Agilysys, Inc.*	8,873	732,111
AppFolio, Inc., Cl. A*	5,031	626,259
Datadog, Inc., Cl. A*	7,414	538,701
Everbridge, Inc.*	19,443	674,089
Manhattan Associates, Inc.*	3,021	467,802
Synopsys, Inc.*	1,224	472,770
Workday, Inc., Cl. A*	2,268	468,433
		4,913,619
BIOTECHNOLOGY—13.7%
Cabaletta Bio, Inc.*	68,387	565,560
Celldex Therapeutics, Inc.*	17,865	642,783
Madrigal Pharmaceuticals, Inc.*	2,810	680,751
Natera, Inc.*	22,427	1,245,147
RAPT Therapeutics, Inc.*	25,859	474,513
Vaxcyte, Inc.*	10,798	404,709
		4,013,463
BROADLINE RETAIL—1.8%
MercadoLibre, Inc.*	398	524,588
CARGO GROUND TRANSPORTATION—1.3%
Old Dominion Freight Line, Inc.	1,141	388,899
CASINOS & GAMING—3.0%
Las Vegas Sands Corp.*	15,245	875,825
DIVERSIFIED METALS & MINING—1.0%
MP Materials Corp.*	10,596	298,701
ENVIRONMENTAL & FACILITIES SERVICES—1.0%
GFL Environmental, Inc.	8,910	306,860
FOOTWEAR—1.7%
On Holding AG, Cl. A*	15,594	483,882
HEALTHCARE EQUIPMENT—8.8%
GE HealthCare Technologies, Inc.*	12,167	998,059
Heska Corp.*	11,938	1,165,388
iRhythm Technologies, Inc.*	3,467	430,012
		2,593,459
HEALTHCARE SUPPLIES—0.7%
Neogen Corp.*	11,571	214,295
HOTELS RESORTS & CRUISE LINES—1.1%
Booking Holdings, Inc.*	123	326,246
INTERNET SERVICES & INFRASTRUCTURE—4.2%
MongoDB, Inc., Cl. A*	1,819	424,045
Okta, Inc., Cl. A*	9,275	799,876
		1,223,921

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF

Schedule of Investments March 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—90.9% (CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—2.6%
Illumina, Inc.*	3,284	$763,694
MOVIES & ENTERTAINMENT—5.6%
Liberty Media Corp.-Liberty Formula One, Cl. C*	22,105	1,654,117
OIL & GAS EXPLORATION & PRODUCTION—4.0%
Diamondback Energy, Inc.	8,571	1,158,542
PHARMACEUTICALS—1.8%
Ventyx Biosciences, Inc.*	15,341	513,924
SEMICONDUCTOR MATERIALS & EQUIPMENT—4.4%
Entegris, Inc.	7,403	607,120
SolarEdge Technologies, Inc.*	2,278	692,398
		1,299,518
SEMICONDUCTORS—4.1%
Impinj, Inc.*	4,650	630,168
NVIDIA Corp.	2,065	573,595
		1,203,763
SYSTEMS SOFTWARE—2.7%
Crowdstrike Holdings, Inc., Cl. A*	3,006	412,603
CyberArk Software Ltd.*	2,567	379,865
		792,468
TOTAL COMMON STOCKS
(Cost $24,789,591)		26,669,846
Total Investments
(Cost $24,789,591)	90.9%	$26,669,846
Unaffiliated Securities (Cost $24,789,591)		26,669,846
Other Assets in Excess of Liabilities	9.1%	2,666,058
NET ASSETS	100.0%	$29,335,904

*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER WEATHERBIE ENDURING GROWTH ETF

Schedule of Investments March 31, 2023 (Unaudited)

COMMON STOCKS—92.0%	SHARES	VALUE
ADVERTISING—1.3%
The Trade Desk, Inc., Cl. A*	650	39,592
AEROSPACE & DEFENSE—8.5%
TransDigm Group, Inc.	363	267,549
APPLICATION SOFTWARE—16.8%
HubSpot, Inc.*	270	115,763
Paylocity Holding Corp.*	985	195,798
SPS Commerce, Inc.*	844	128,541
Vertex, Inc., Cl. A*	4,368	90,374
		530,476
ASSET MANAGEMENT & CUSTODY BANKS—4.4%
Hamilton Lane, Inc., Cl. A	1,122	83,005
StepStone Group, Inc., Cl. A	2,340	56,792
		139,797
BROADLINE RETAIL—2.1%
Ollie's Bargain Outlet Holdings, Inc.*	1,145	66,341
CARGO GROUND TRANSPORTATION—2.5%
RXO, Inc.*	2,080	40,851
XPO, Inc.*	1,170	37,323
		78,174
EDUCATION SERVICES—3.8%
Chegg, Inc.*	7,280	118,664
ENVIRONMENTAL & FACILITIES SERVICES—23.8%
Casella Waste Systems, Inc., Cl. A*	3,797	313,860
Montrose Environmental Group, Inc.*	3,380	120,564
Waste Connections, Inc.	2,283	317,497
		751,921
HEALTHCARE EQUIPMENT—4.4%
Insulet Corp.*	186	59,327
Nevro Corp.*	2,210	79,891
		139,218
HEALTHCARE SERVICES—2.2%
Agiliti, Inc.*	4,339	69,337
HEALTHCARE TECHNOLOGY—0.9%
Definitive Healthcare Corp., Cl. A*	2,860	29,544
MANAGED HEALTHCARE—4.3%
Progyny, Inc.*	4,238	136,125
OIL & GAS EQUIPMENT & SERVICES—3.7%
Core Laboratories NV	5,229	115,300
REAL ESTATE SERVICES—9.0%
FirstService Corp.	2,024	285,364
TRADING COMPANIES & DISTRIBUTORS—3.0%
SiteOne Landscape Supply, Inc.*	679	92,935
TRANSACTION & PAYMENT PROCESSING SERVICES—1.3%
Flywire Corp.*	1,381	40,546
TOTAL COMMON STOCKS
(Cost $2,824,632)		2,900,883

THE ALGER ETF TRUST | ALGER WEATHERBIE ENDURING GROWTH ETF

Schedule of Investments March 31, 2023 (Unaudited) (Continued)

		VALUE
Total Investments
(Cost $2,824,632)	92.0%	$2,900,883
Unaffiliated Securities (Cost $2,824,632)		2,900,883
Other Assets in Excess of Liabilities	8.0%	253,729
NET ASSETS	100.0%	$3,154,612

*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a business trust under the laws of the Commonwealth of Massachusetts on March 24, 2020. The Alger 35 ETF, the Alger Mid Cap 40 ETF and the Alger Weatherbie Enduring Growth ETF are each separate non-diversified series of the Trust (each, a “Fund” and together, the “Funds”). The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. Each Fund’s investment objective is to seek long-term capital appreciation. Under normal circumstances, each Fund invests primarily in equity securities. Shares of each Fund are listed for trading on the NYSE Arca, Inc.

Alger Weatherbie Enduring Growth ETF launched on March 7, 2023.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of Trustees (the “Board”). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds’ investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as their valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.

The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on a as-needed basis to review and evaluate the effectiveness of the valuation policies and procedures in accordance with the requirements of Rule 2a-5.

Investments in money market funds and short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

THE ALGER ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. The Funds cannot invest in Level 2 and Level 3 securities.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, U.S. Treasury securities, government money market funds, and repurchase agreements.

THE ALGER ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of March 31, 2023, in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger 35 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,375,404	$1,375,404	$—	$—
Consumer Discretionary	3,236,609	3,236,609	—	—
Energy	288,364	288,364	—	—
Healthcare	665,273	665,273	—	—
Industrials	609,807	609,807	—	—
Information Technology	3,060,582	3,060,582	—	—
Materials	249,252	249,252	—	—
Real Estate	197,104	197,104	—	—
TOTAL COMMON STOCKS	$9,682,395	$9,682,395	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$9,682,395	$9,682,395	$—	$—

Alger Mid Cap 40 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	1,654,117	1,654,117	—	—
Consumer Discretionary	2,537,584	2,537,584	—	—
Energy	1,158,542	1,158,542	—	—
Healthcare	8,098,835	8,098,835	—	—
Industrials	3,488,778	3,488,778	—	—
Information Technology	9,433,289	9,433,289	—	—
Materials	298,701	298,701	—	—
TOTAL COMMON STOCKS	$26,669,846	$26,669,846	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$26,669,846	$26,669,846	$—	$—

Alger Weatherbie Enduring Growth
ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	39,592	39,592	—	—
Consumer Discretionary	185,005	185,005	—	—
Energy	115,300	115,300	—	—
Financials	180,343	180,343	—	—
Healthcare	374,224	374,224	—	—
Industrials	1,190,579	1,190,579	—	—
Information Technology	530,476	530,476	—	—
Real Estate	285,364	285,364	—	—
TOTAL COMMON STOCKS	$2,900,883	$2,900,883	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$2,900,883	$2,900,883	$—	$—

THE ALGER ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of March 31, 2023, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash and cash equivalents
Alger 35 ETF	$150,018	$—	$150,018	$—
Alger Mid Cap 40 ETF	2,781,407	—	2,781,407	—
Alger Weatherbie Enduring Growth ETF	247,075	—	247,075	—